Shareholder Fees {- Fidelity® International Discovery Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity International Discovery Fund Retail PRO-06 | Fidelity® International Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none